Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026
C000159026
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Tactical Dividend and Momentum Fund
Average Annual Return, Percent	5.77%	5.16%	6.26%
C000159027
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Tactical Dividend and Momentum Fund
C000159028
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Tactical Dividend and Momentum Fund
C000159029
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Tactical Dividend and Momentum Fund
Without Sales Load [Member] | C000159026
Average Annual Return [Line Items]
Average Annual Return, Percent	12.24%	6.42%	6.88%
Without Sales Load [Member] | C000159027
Average Annual Return [Line Items]
Average Annual Return, Percent	11.37%	5.62%	6.07%
Without Sales Load [Member] | C000159028
Average Annual Return [Line Items]
Average Annual Return, Percent	12.44%	6.66%	7.14%
Without Sales Load [Member] | C000159029
Average Annual Return [Line Items]
Average Annual Return, Percent	12.05%	6.25%	6.72%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	19.56%	12.86%	15.08%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	19.56%	12.86%	15.08%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	19.56%	12.86%	15.08%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	19.56%	12.86%	15.08%